PROPERTY, PLANT AND EQUIPMENT - Depreciation expenses (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($)
Depreciation and amortisation expense
Depreciation of property, plant and equipment	¥ 7,375,559	¥ 7,161,476	¥ 7,106,765
Net carrying amount of property, plant and equipment	93,427,029	100,712,423	103,492,552	$ 14,660,740
Interest attributable to the construction of property, plant and equipment
Interest expenses	1,727	123,571	¥ 289,499
Additional information
Property, plant and equipment, pledged as security	5,111,165	5,191,185
Carrying value of temporarily idle property, plant and equipment	¥ 723,000	¥ 750,000
Minimum
Interest attributable to the construction of property, plant and equipment
Capitalization rate during the year	4.00%	4.00%	4.00%
Maximum
Interest attributable to the construction of property, plant and equipment
Capitalization rate during the year		6.68%	6.96%
Cost of sales [member]
Depreciation and amortisation expense
Depreciation of property, plant and equipment	¥ 6,998,349	¥ 6,877,532	¥ 6,936,008
General and administrative expenses
Depreciation and amortisation expense
Depreciation of property, plant and equipment	183,934	123,521	164,150
Research and development expenses
Depreciation and amortisation expense
Depreciation of property, plant and equipment	185,108	155,288
Selling and distribution expenses
Depreciation and amortisation expense
Depreciation of property, plant and equipment	8,168	5,135	6,607
Accumulated amortization and impairment
Depreciation and amortisation expense
Net carrying amount of property, plant and equipment	(88,789,776)	(84,760,658)
In process applications, Ownership certificates of buildings
Depreciation and amortisation expense
Net carrying amount of property, plant and equipment	6,609,000	7,616,000
Interest attributable to the construction of property, plant and equipment
Interest expenses	2,000	124,000	289,000
Machinery
Depreciation and amortisation expense
Net carrying amount of property, plant and equipment	48,940,413	53,034,976	49,569,408
Machinery | Accumulated amortization and impairment
Depreciation and amortisation expense
Net carrying amount of property, plant and equipment	(62,979,156)	(61,526,998)
Construction in progress
Depreciation and amortisation expense
Net carrying amount of property, plant and equipment	2,339,126	3,886,719	¥ 12,361,039
Construction in progress | Accumulated amortization and impairment
Depreciation and amortisation expense
Net carrying amount of property, plant and equipment	¥ (216,492)	¥ (120,363)